Stock Options - Summary of Assumptions Used to Value the Options Granted (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Expected volatility	25.00%	39.00%
Expected dividend yield	0.00%	0.00%
Expected option term (in years)	5 years	2 years 6 months
Risk-free interest rate	2.50%	2.60%